Share Capital (Details Narrative) - USD ($)	Mar. 19, 2018	Mar. 12, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock par value			$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized			75,000,000	75,000,000	75,000,000
Common stock shares issued			11,600,000	11,600,000	6,000,000
Common stock shares outstanding			11,600,000	11,600,000	6,000,000
Private Placements [Member]
Aggregate of subscription receipts	9,113,659	9,113,659
Price per subscription	$ 0.60	$ 0.60
Aggregate gross proceeds subscription receipts	$ 5,468,195	$ 5,468,195
Cash finder's fees	$ 29,400	$ 29,400
Number of common stock shares issued	160,865	160,865
Shares issued price per share	$ 0.60	$ 0.60
Shares issuable upon conversion of the subscription receipts, percentage	50.00%	50.00%